Accounts Payable and Accrued Liabilities	9 Months Ended
Dec. 31, 2025
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities [Text Block]

9. Accounts Payable and Accrued Liabilities

The components of accounts payable and accrued liabilities are as follows:

	December 31, 2025	March 31, 2025

Accounts payable	$10,842	$11,650
Accrued liabilities	23,822	2,254
Holdback payable	500	500
Other payable	910	973
	$36,074	$15,377